Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of defined benefit plans [line items]
2018	CAD 164
2019	168
2020	177
2021	181
2022	194
2023 to 2027	1,058
Pension
Disclosure of defined benefit plans [line items]
2018	149
2019	153
2020	161
2021	165
2022	177
2023 to 2027	967
Other post-retirement
Disclosure of defined benefit plans [line items]
2018	15
2019	15
2020	16
2021	16
2022	17
2023 to 2027	CAD 91